THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
   PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------   -------------------------------------------------  ------------  ---------------
CERTIFICATES OF DEPOSIT - FOREIGN (0.2%)
CANADA (0.2%)
$    4,000,000    Canadian Imperial Bank of Commerce, 6.200% due
                    08/01/00
                    (cost $4,000,292)..............................    Aa3/AA-     $    3,991,240
                                                                                   --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (15.6%)
AIRLINES (0.2%)
     3,000,000    Continental Airlines, Inc., Series 1999-2, Class
                    C-1, 7.730% due 09/15/12.......................    Baa1/A-          2,951,700
                                                                                   --------------

FINANCIAL SERVICES (15.4%)
     1,858,395    American Southwest Financial Corp., Support Bond,
                    Series 60, Class D, 8.900% due 03/01/18........     NR/AAA          1,861,871
     2,253,150    Bear Stearns Structured Securities Inc.,
                    Sequential Payer, Series 1997-2,
                    Class 1A5, (144A), 7.000% due 08/25/36.........     Aaa/NR          2,109,864
     1,883,044    Chase Commercial Mortgage Securities Corp.,
                    Sequential Payer,
                    Series 1998-2, Class A1, 6.025% due 08/18/07...     NR/AAA          1,808,645
     2,000,000    Chase Commercial Mortgage Securities Corp.,
                    Subordinated Bond,
                    Series 1996-2, Class F, (144A), 6.900% due
                    11/19/06.......................................     NR/NR           1,600,000
    30,000,000    Chase Manhattan Bank - First Union National,
                    Sequential Payer,
                    Series 1999-1, Class A2, 7.439% due 07/15/09...     NR/AAA         30,431,250
       650,000    Citibank Credit Card Master Trust I, Subordinated
                    Bond, PO, Series 1997-6, Class A, 6.868% (y)
                    due 08/15/06...................................    Aaa/AAA            470,229
     1,405,000    Citibank Credit Card Master Trust I, Subordinated
                    Bond, Series 1999-2,
                    Class B, 6.150% due 03/10/11...................      A2/A           1,280,742
     2,350,000    COMM, Sequential Payer, Series 1999-1, Class A2,
                    6.455% due 09/15/08............................     Aaa/NR          2,219,363
    11,500,000    Commercial Mortgage Acceptance Corp.,
                    Subordinated Bond, CSTR,
                    Series 1997-ML1, Class C, 6.774% due
                    12/15/07.......................................      A2/A          10,818,510
       901,122    Countrywide Home Loans, Sequential Payer, Series
                    1997-4, Class A, 8.000% due 08/25/27...........     Aaa/NR            899,148
       983,105    CS First Boston Mortgage Securities Corp.,
                    Sequential Payer,
                    Series 1997-C2, Class A1, 6.400% due
                    02/17/04.......................................    Aaa/AAA            969,280
     5,089,000    CS First Boston Mortgage Securities Corp.,
                    Subordinated Bond,
                    Series 1997-C2, Class B, 6.720% due 11/17/07...     Aa2/NR          4,780,479
    30,171,816    First Nationwide Trust, Sequential Payer, Series
                    1999-4, Class 3PA1, 6.500% due 10/19/29........     NR/AAA         28,521,795
    52,905,000    First Union-Lehman Brothers-Bank of America,
                    Sequential Payer,
                    Series 1998-C2, Class A2, 6.560% due
                    11/18/08.......................................    Aaa/AAA         50,377,437
     1,000,000    Green Tree Financial Corporation, Sequential
                    Payer, Series 1996-5, Class A5, 7.450% due
                    07/15/27.......................................    Aaa/AAA          1,004,680
     1,500,000    J.P. Morgan Commercial Mortgage Finance Corp.,
                    Subordinated Bond, CSTR, Series 1996-C2, Class
                    E, (144A), 8.541% due 11/25/27 (v).............     NR/BB           1,286,484
    15,000,000    MBNA Master Credit Card Trust, Subordinated Bond,
                    Series 1999-J, Class B, 7.400% due 02/15/12....     A2/A+          15,066,300

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
FINANCIAL SERVICES (CONTINUED)
$    2,223,979    Merrill Lynch Mortgage Investors, Inc.,
                    Subordinated Bond, CSTR,
                    Series 1995-C2, Class E, (144A), 7.878% due
                    06/15/21 (v)...................................     Ba2/NR     $    2,033,204
     2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                    Subordinated Bond, Series 1997-C1, Class F,
                    7.120% due 06/18/29 (v)........................     NR/BB           1,369,687
     8,108,636    Midland Realty Acceptance Corp., Sequential
                    Payer, Series 1996-C2,
                    Class A1, 7.020% due 01/25/29..................     Aaa/NR          8,059,224
     1,224,117    Morgan Stanley Capital I, Inc., Sequential Payer,
                    Series 1997-XL1, Class A1, 6.590% due
                    10/03/30.......................................    Aaa/AAA          1,210,345
    12,000,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                    Series 1998-WF2, Class A2, 6.540% due
                    05/15/08.......................................     NR/NR          11,499,375
     2,350,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                    Series 1998-XL2, Class A2, 6.170% due
                    10/03/08.......................................     NR/AAA          2,175,219
     5,000,000    Morgan Stanley Capital I, Inc., Subordinated
                    Bond, CSTR, Series 1997-RR, Class D, (144A),
                    7.748% due 04/30/39 (v)........................     NR/NR           3,429,687
     1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                    Bond, Series 1995-GAL1,
                    Class E, (144A), 8.250% due 08/15/05...........     NR/NR             856,250
     2,000,000    Morgan Stanley Capital I, Inc., Subordinated
                    Bond, Series 1997-HF1, Class F, (144A), 6.860%
                    due 02/15/10...................................     NR/NR           1,551,563
    24,749,000    Mortgage Capital Funding, Inc., Sequential Payer,
                    Series 1997-MC1,
                    Class A3, 7.288% due 03/20/07..................     Aaa/NR         24,718,064
     4,000,000    Nationslink Funding Corp., Sequential Payer,
                    Series 1998-2, Class A2, 6.476% due 07/20/08...    Aaa/AAA          3,797,500
    19,770,000    Nomura Asset Securities Corp., Sequential Payer,
                    Series 1998-D6, Class A1B, 6.590% due
                    03/17/28.......................................    Aaa/AAA         18,769,144
    10,000,000    Sears Credit Account Master Trust, Series 1995-5,
                    Class A ,
                    6.050% due 01/15/08............................    Aaa/AAA          9,806,200
     1,250,000    Vendee Mortgage Trust, Sequential Payer, Series
                    1997-1, Class 2C, 7.500% due 09/15/17..........     NR/NR           1,262,100
                                                                                   --------------
                                                                                      246,043,639
                                                                                   --------------
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                        ASSET BACKED SECURITIES (COST
                        $254,773,637)..............................                   248,995,339
                                                                                   --------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
     1,100,000    Corporate Express, Inc., 4.500% due 07/01/00
                    (cost $934,625)................................     B3/B-           1,090,375
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
CORPORATE OBLIGATIONS (16.4%)
AUTOMOTIVE (0.7%)
$   10,000,000    Daimlerchrysler, N.A. Holding, 6.900% due
                    09/01/04.......................................     A1/A+      $   10,028,100
     1,055,000    Daimlerchrysler, N.A. Holding, 7.200% due
                    09/01/09.......................................     A1/A+           1,054,662
                                                                                   --------------
                                                                                       11,082,762
                                                                                   --------------

BANKING (1.5%)
     3,000,000    Bank One Corp., 6.875% due 08/01/06..............     Aa3/A+          2,948,504
     1,000,000    Chase Manhattan Corp., 7.500% due 02/01/03.......      A1/A           1,022,030
    10,500,000    Comerica Bank, 5.410% due 06/12/00 (v)...........      A1/A          10,493,274
    10,800,000    Swiss Bank Corp.-New York, 7.000% due 10/15/15...     Aa2/AA         10,094,328
                                                                                   --------------
                                                                                       24,558,136
                                                                                   --------------

BROADCASTING & PUBLISHING (0.2%)
     1,700,000    AMFM, Inc., 9.250% due 07/01/07..................      B1/B           1,763,750
     1,200,000    Fox Family Worldwide, Inc., 9.250% due
                    11/01/07.......................................      B1/B           1,107,000
                                                                                   --------------
                                                                                        2,870,750
                                                                                   --------------

CHEMICALS (0.1%)
     1,000,000    Cytec Industries, Inc., MOPPRS, 6.846% due
                    05/11/05.......................................    Baa2/BBB           940,980
                                                                                   --------------

COMMERCIAL SERVICES (0.3%)
     5,000,000    Cendant Corp., 7.750% due 12/01/03...............    Baa1/BBB         4,965,900
                                                                                   --------------

ELECTRIC (1.3%)
       494,000    Calpine Corp., 7.875% due 04/01/08...............    Ba1/BB+            465,595
     1,450,000    East Coast Power LLC, (144A), 7.066% due
                    03/31/12.......................................   Baa3/BBB-         1,303,113
     4,800,000    East Coast Power LLC, (144A), 7.536% due
                    06/30/17.......................................   Baa3/BBB-         4,282,853
    10,000,000    Pacific Corp., Series G, 6.710% due 01/15/26.....    Aaa/AAA          9,203,000
     5,000,000    PECO Energy Co., 8.000% due 04/01/02.............     Baa1/A          5,123,850
                                                                                   --------------
                                                                                       20,378,411
                                                                                   --------------

ELECTRONICS (0.4%)
     7,000,000    Sensormatic Electronics Corp., (144A), 7.740% due
                    03/29/06 (f)...................................     NR/BB+          6,291,460
                                                                                   --------------

ENERGY SOURCE (0.0%)
       506,000    Cogentrix Energy, Inc., 8.750% due 10/15/08......    Ba1/BB+            483,230
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
ENTERTAINMENT, LEISURE & MEDIA (0.2%)
$    1,500,000    Fox/Liberty Networks LLC, 8.875% due 08/15/07....    Ba1/BBB-    $    1,522,500
     1,100,000    Lamar Media Corp., 8.625% due 09/15/07...........      B1/B           1,056,000
                                                                                   --------------
                                                                                        2,578,500
                                                                                   --------------
FINANCIAL SERVICES (5.8%)
    13,000,000    Associates Corp. N.A., 5.875% due 07/15/02.......    Aa3/AA-         12,765,480
     3,400,000    Commercial Credit Co., 8.700% due 06/15/10.......    Aa3/AA-          3,735,886
     5,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                    6.375% due 05/15/03............................   Baa2/BBB+         4,855,600
     4,000,000    FCB/NC Capital Trust I, 8.050% due 03/01/28......    Baa3/BB+         3,685,805
       390,000    Fleet Boston Corp., 7.125% due 04/15/06..........     A3/A-             388,916
    10,000,000    Ford Motor Credit Co., 5.800% due 01/12/09.......      A1/A           9,026,700
    13,535,000    Ford Motor Credit Co., 7.375% due 10/28/09.......      A1/A          13,644,092
       410,000    General Motors Acceptance Corp., 7.125% due
                    05/01/03.......................................      A2/A             413,575
    10,000,000    Household Finance Corp., 6.000% due 05/01/04.....      A2/A           9,583,900
     5,330,000    Household Finance Corp., 6.500% due 11/15/08.....      A2/A           5,027,842
     1,000,000    Keycorp Institutional Capital, Series B, 8.250%
                    due 12/15/26...................................     A1/BBB            998,130
     2,500,000    Keystone Financial Mid-Atlantic Funding, MTN,
                    6.500% due 05/31/08............................   Baa2/BBB+         2,231,800
     2,000,000    Nationwide Financial Services, Inc., 8.000% due
                    03/01/27.......................................     A1/A+           1,990,960
    10,000,000    NGC Corp. Capital Trust, Series B, 8.316% due
                    06/01/27.......................................   Baa3/BBB-         9,504,000
     5,000,000    Phillips 66 Capital Trust II, 8.000% due
                    01/15/37.......................................    Baa1/BBB         4,629,750
     4,100,000    Provident Financing Trust I, 7.405% due
                    03/15/38.......................................    A2/BBB+          3,466,140
     3,000,000    Safeco Capital Trust I, 8.072% due 07/15/37......     A3/A-           2,624,760
     2,000,000    Sun World International, Inc., Series B, 11.250%
                    due 04/15/04...................................      B2/B           2,000,000
     1,500,000    US Bancorp Capital I, Series B, 8.270% due
                    12/15/26.......................................    A1/BBB+          1,476,330
                                                                                   --------------
                                                                                       92,049,666
                                                                                   --------------
FOREST PRODUCTS & PAPER (1.3%)
     5,000,000    Champion International Corp., 7.100% due
                    09/01/05.......................................    Baa1/BBB         4,939,850
     9,150,000    Georgia-Pacific Corp., 8.625% due 04/30/25.......   Baa2/BBB-         9,141,216
     5,600,000    Georgia-Pacific Corp., 9.950% due 06/15/02.......   Baa2/BBB-         5,979,456
                                                                                   --------------
                                                                                       20,060,522
                                                                                   --------------
HEALTH SERVICES (0.0%)
     2,000,000    Mariner Post-Acute Network, Inc., Series B,
                     9.500% due 04/01/06 TRIANGLE .................      C/D               40,000
                                                                                   --------------
MACHINERY (0.9%)
    15,000,000    Caterpillar, Inc., 7.250% due 09/15/09...........     A2/A+          15,002,468
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
METALS & MINING (0.1%)
$    1,400,000    P&L Coal Holdings Corp., Series B, 9.625% due
                    05/15/08.......................................      B2/B      $    1,337,000
     1,000,000    Ryerson Tull, Inc., 8.500% due 07/15/01..........    Baa3/BBB           990,000
                                                                                   --------------
                                                                                        2,327,000
                                                                                   --------------
NATURAL GAS (0.3%)
     5,000,000    National Fuel Gas Co., Series D, MTN, 6.214% due
                    08/12/27.......................................     A2/A-           4,924,650
                                                                                   --------------
OIL-PRODUCTION (0.1%)
     1,200,000    Plains Resources, Inc., Series D, 10.250% due
                    03/15/06.......................................      B2/B           1,209,000
                                                                                   --------------
OIL-SERVICES (0.3%)
     1,000,000    Lasmo (USA), Inc., 7.500% due 06/30/06...........    Baa2/BBB           979,660
       750,000    Lasmo (USA), Inc., 8.375% due 06/01/23...........    Baa2/BBB           715,170
     1,250,000    Newpark Resources, Inc., Series B, 8.625% due
                    12/15/07.......................................     B2/B+           1,162,500
     2,786,319    Oil Purchase Co., (144A), 7.100% due 04/30/02....    Ba2/BBB-         2,605,209
                                                                                   --------------
                                                                                        5,462,539
                                                                                   --------------
RETAIL (0.2%)
     2,500,000    Federated Department Stores, Inc., 8.500% due
                    06/15/03.......................................   Baa1/BBB+         2,600,250
                                                                                   --------------
TELECOMMUNICATIONS (0.1%)
     1,500,000    McLeodUSA, Inc., 9.250% due 07/15/07.............     B1/B+           1,485,000
     1,000,000    NEXTLINK Communications, Inc., 9.625% due
                    10/01/07.......................................      B3/B             962,500
                                                                                   --------------
                                                                                        2,447,500
                                                                                   --------------
TELEPHONE (1.1%)
     7,500,000    MCI Worldcom, Inc., 6.950% due 08/15/06..........     A3/A-           7,401,375
    10,000,000    Sprint Capital Corp., 5.875% due 05/01/04........   Baa1/BBB+         9,557,700
                                                                                   --------------
                                                                                       16,959,075
                                                                                   --------------
TRANSPORT & SERVICES (0.0%)
       865,191    Burlington Northern Santa Fe Corp., Series
                    1996-A, 7.330% due 06/23/10....................     Aa3/A+            872,666
                                                                                   --------------
TRANSPORTATION (0.4%)
     2,000,000    Atlantic Express Transportation Corp., 10.750%
                    due 02/01/04...................................      B2/B           1,915,000
     4,557,129    Federal Express Corp., Series 1999-1, Class C,
                    8.250% due 01/15/19............................   Baa1/BBB+         4,564,602
                                                                                   --------------
                                                                                        6,479,602
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
UTILITIES (1.1%)
$    6,800,000    Atmos Energy Corp., 6.750% due 07/15/28..........     A3/A-      $    5,840,180
    12,400,000    Southern Co. Capital Trust I, 8.190% due
                    02/01/37.......................................    A3/BBB+         11,807,280
                                                                                   --------------
                                                                                       17,647,460
                                                                                   --------------
                      TOTAL CORPORATE OBLIGATIONS (COST
                        $275,227,050)..............................                   262,232,527
                                                                                   --------------

FOREIGN CORPORATE OBLIGATIONS (3.7%)
CANADA (2.5%)
FINANCIAL SERVICES
     5,000,000    McKesson Finance of Canada, (144A), 6.550% due
                    11/01/02.......................................   Baa1/BBB+         4,817,700

OIL PRODUCTION
     6,400,000    Canadian Occidental Petroleum Ltd., 7.125% due
                    02/04/04.......................................    Baa2/BBB         6,315,968
     1,498,200    Express Pipeline LP, Series B, (144A), 7.390% due
                    12/31/17.......................................   Baa3/BBB-         1,305,307

RAILROADS
     5,350,000    Canadian National Railway, 7.000% due 03/15/04...    Baa2/BBB         5,347,058

TELECOMMUNICATION SERVICES
       300,000    Microcell Telecommunications, Inc., Series B,
                    11.999% (y)
                    due 06/01/06 (v)...............................     B3/NR             246,750

TELECOMMUNICATIONS
     7,500,000    AT & T Canada, Inc., (144A), 7.650% due
                    09/15/06.......................................    Baa3/BBB         7,563,000
       900,000    Rogers Cablesystems Ltd., 10.000% due 12/01/07...    Ba3/BB+            956,250

TELEPHONE
       600,000    Call-Net Enterprises, Inc., 11.870% (y) due
                    08/15/07 (v)...................................     B2/B+             393,000
     1,250,000    Rogers Cantel, Inc., 8.300% due 10/01/07.........    Ba3/BB+          1,253,125

TRANSPORT & SERVICES
       850,000    Laidlaw, Inc., 6.650% due 10/01/04...............    Baa3/BBB           773,058
     7,000,000    Laidlaw, Inc., 6.720% due 10/01/27...............    Baa3/BBB         6,049,960

WATER
     4,500,000    Hydro Quebec, Series GF, 8.875% due 03/01/26.....     A2/A+           5,179,815
                                                                                   --------------
                                                                                       40,200,991
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
FRANCE (0.1%)
ELECTRICAL EQUIPMENT
$    1,785,000    Legrand S.A., 8.500% due 02/15/25................      A2/A      $    1,847,993
                                                                                   --------------

NETHERLANDS (0.2%)
FINANCIAL SERVICES
       900,000    ICI Investments BV, Series E, MTN, 6.750% due
                    08/07/02.......................................    Baa1/A-            887,400
     2,250,000    Montell Finance Co. BV, (144A), 8.100% due
                    03/15/27.......................................   Baa2/BBB-         2,283,053
                                                                                   --------------
                                                                                        3,170,453
                                                                                   --------------

SWEDEN (0.1%)
TRANSPORT & SERVICES
     1,500,000    Stena AB, 8.750% due 06/15/07....................     Ba2/BB          1,331,250
                                                                                   --------------

UNITED KINGDOM (0.8%)
ELECTRIC
     5,000,000    National Power Co. PLC, 6.250% due 12/01/03......     A2/A-           4,829,500
    10,000,000    United Utilities PLC, 6.875% due 08/15/28........      A2/A           8,669,500
                                                                                   --------------
                                                                                       13,499,000
                                                                                   --------------
                      TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                        $63,439,793)...............................                    60,049,687
                                                                                   --------------

FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
CANADA (0.9%)
    10,035,000    Province of Ontario, 7.625% due 06/22/04.........    Aa3/AA-         10,426,867
     4,700,000    Province of Quebec, Series NY, 6.500% due
                    01/17/06.......................................     A2/A+           4,602,898
                                                                                   --------------
                      TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                        $15,122,461)...............................                    15,029,765
                                                                                   --------------

PRIVATE PLACEMENT (2.9%)
FINANCIAL SERVICES (1.8%)
     5,841,256    500 Grant Street Associates, (144A), 6.460% due
                    12/01/08.......................................     A2/NR           5,566,717
    23,500,000    Newcourt Credit Group, (144A), 6.875% due
                    02/16/05.......................................     A1/BBB         23,216,355
                                                                                   --------------
                                                                                       28,783,072
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
REAL ESTATE (1.1%)
$    4,464,193    180 East End Avenue Note, secured by first
                    mortgage and agreement on
                    co-op apartment building in New York City,
                    6.875% due 01/01/29 (f)........................     NR/NR      $    4,147,012
    10,958,687    200 East 57th Street, secured by first mortgage
                    and agreement on co-op apartment building in
                    New York City, 6.500% due 01/01/14 (f).........     NR/NR           9,977,775
     3,274,837    81 Irving Place Note, secured by first mortgage
                    and agreement on co-op apartment building in
                    New York City, 6.950% due 01/01/29 (f).........     NR/NR           3,049,757
                                                                                   --------------
                                                                                       17,174,544
                                                                                   --------------
                      TOTAL PRIVATE PLACEMENT (COST $47,959,307)...                    45,957,616
                                                                                   --------------

SOVEREIGN BONDS (3.1%)
ARGENTINA (0.3%)
     4,950,000    Republic of Argentina, Series FRB, 6.813% due
                    03/31/05 (v)...................................     B1/BB           4,381,740
                                                                                   --------------

BRAZIL (1.1%)
    11,792,401    Republic of Brazil C Bonds, Series 20 Year ,
                    8.000% due 04/15/14............................     B2/B+           7,878,798
     1,435,000    Republic of Brazil NMB L, Series RG, 7.000% due
                    04/15/09 (v)...................................     B2/NR           1,053,828
     2,905,000    Republic of Brazil NMB, Series 15 Year, 7.000%
                    due 04/15/09 (v)...............................     B2/B+           2,133,359
     8,709,100    Republic of Brazil, Series EI-L, 6.938% due
                    04/15/06 (v)...................................     B2/B+           7,103,403
                                                                                   --------------
                                                                                       18,169,388
                                                                                   --------------

BULGARIA (0.1%)
     1,935,000    Republic of Bulgaria IAB, PDI, 6.500% due
                    07/28/11 (v)...................................     B2/NR           1,475,438
                                                                                   --------------

COLOMBIA (0.1%)
     1,615,000    Republic of Colombia Global Bonds, 9.750% due
                    04/23/09.......................................    Ba2/BB+          1,459,556
                                                                                   --------------

MEXICO (0.8%)
     8,480,000    United Mexican States Global Bonds, 11.375% due
                    09/15/16.......................................     Ba1/BB          9,043,920
     1,275,000    United Mexican States Global Bonds, 11.500% due
                    05/15/26.......................................     Ba1/BB          1,423,920
     3,000,000    United Mexican States Global Bonds, Series XW,
                    10.375% due 02/17/09...........................     NR/NR           3,047,400
                                                                                   --------------
                                                                                       13,515,240
                                                                                   --------------

PANAMA (0.1%)
     2,520,000    Republic of Panama, 8.875% due 09/30/27..........    Ba1/BB+          2,034,900
                                                                                   --------------

PERU (0.1%)
     3,145,000    Republic of Peru PDI, Series 20 Year, 4.500% due
                    03/07/17 (v)...................................     Ba3/BB          1,961,694
                                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
PHILIPPINES (0.2%)
$    3,205,000    Republic of Philippines Global Bonds, 9.875% due
                    01/15/19.......................................    Ba1/BB+     $    3,092,825
                                                                                   --------------

QATAR (0.3%)
     4,500,000    State of Qatar, (144A), 9.500% due 05/21/09......    Baa2/BBB         4,640,625
                                                                                   --------------
                      TOTAL SOVEREIGN BONDS (COST $49,688,807).....                    50,731,406
                                                                                   --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (41.9%)
FEDERAL HOME LOAN MORTGAGE CORP. (2.7%)
    20,780,000    5.125% due 10/15/08 (s)..........................                    18,536,383
     1,184,424    6.000% due 03/01/11-04/01/11.....................                     1,146,158
       538,599    7.000% due 09/01/09-10/01/10.....................                       540,095
     3,727,855    9.250% due 06/01/16..............................                     3,878,199
         2,708    9.500% due 08/01/04..............................                         2,816
        11,263    10.000% due 04/01/09.............................                        11,855
           604    12.500% due 08/01/14.............................                           684
     9,762,562    Gold, 8.506% due 12/01/04........................                    10,217,131
     7,830,000    REMIC: Sequential Payer, AD, Series 1980, Class
                    VB, 7.000% due 03/15/11........................                     7,754,127
     1,200,969    REMIC: Sequential Payer, Series 1980, Class C,
                    6.850% due 10/15/21............................                     1,202,842
                                                                                   --------------
                                                                                       43,290,290
                                                                                   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (34.9%)
    13,240,541    6.000% due 05/15/08-02/01/29 (s).................                    12,562,542
     8,883,643    6.500% due 08/01/12-09/01/29.....................                     8,512,551
     2,792,127    6.880% due 11/01/05..............................                     2,787,765
       775,208    7.000% due 07/01/28..............................                       761,154
       326,913    8.000% due 06/01/11-05/01/27.....................                       333,764
     4,198,257    8.700% due 01/01/05..............................                     4,437,684
       381,054    9.000% due 10/01/24-12/01/24.....................                       398,450
    46,610,000    TBA, November, 6.000% due 12/01/29...............                    43,456,367
    87,570,000    TBA, November, 6.500% due 10/01/29...............                    83,916,580
   124,430,000    TBA, November, 7.000% due 09/01/29...............                   122,175,328
   206,095,000    TBA, November, 7.500% due 10/01/29...............                   206,546,348
    69,942,000    TBA, November, 8.000% due 10/01/29...............                    71,264,603
                                                                                   --------------
                                                                                      557,153,136
                                                                                   --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.3%)
    54,442,215    6.500% due 06/15/28-11/15/29.....................                    52,082,444
     4,433,334    7.000% due 12/15/08-04/15/29.....................                     4,354,159
    10,978,881    7.500% due 01/15/27-08/15/27.....................                    11,006,328
     1,311,516    8.000% due 06/15/17-04/15/27.....................                     1,344,718

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P
  PRINCIPAL                                                            RATING
    AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
---------------   -------------------------------------------------  ------------  ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      264,559    8.500% due 05/15/27..............................                $      275,142
        78,074    9.000% due 12/15/26..............................                        82,417
                                                                                   --------------
                                                                                       69,145,208
                                                                                   --------------
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                        (COST $668,561,332)........................                   669,588,634
                                                                                   --------------

U.S. TREASURY OBLIGATIONS (7.1%)
U.S. TREASURY BONDS (6.2%)
    11,075,000    6.125% due 08/15/29..............................                    11,026,492
     3,053,000    6.750% due 08/15/26..............................                     3,182,753
    66,965,000    8.875% due 02/15/19 (s)..........................                    84,187,728
                                                                                   --------------
                                                                                       98,396,973
                                                                                   --------------

U.S. TREASURY NOTES (0.5%)
     3,000,000    5.625% due 11/30/00 (s)..........................                     2,999,520
     4,735,000    6.875% due 05/15/06 (s)..........................                     4,914,030
                                                                                   --------------
                                                                                        7,913,550
                                                                                   --------------

U.S. TREASURY STRIPS (0.4%)
    13,490,000    PO, 6.617% (y) due 11/15/15......................                     4,746,591
     3,230,000    PO, 6.617% (y) due 05/15/18......................                       965,738
                                                                                   --------------
                                                                                        5,712,329
                                                                                   --------------
                      TOTAL U.S. TREASURY OBLIGATIONS (COST
                        $112,244,171)..............................                   112,022,852
                                                                                   --------------

    SHARES
---------------
CONVERTIBLE PREFERRED STOCKS (0.9%)
FINANCIAL SERVICES (0.2%)
       150,000    TCI Communications Financing II, 10.000%.........      A3/A            3,946,875
                                                                                   ---------------

INDUSTRIAL PRODUCTS & SERVICES (0.7%)
        12,575    Home Ownership Funding, (144A) (v)...............     Aaa/NR          10,408,479
                                                                                   ---------------
                      TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                        $16,675,578)...............................                     14,355,354
                                                                                   ---------------

PREFERRED STOCKS (0.1%)
OIL-SERVICES (0.1%)
        36,000    Lasmo PLC, Series A, 10.000% (cost $801,000).....    Baa3/BB+            873,000
                                                                                   ---------------

SHORT-TERM INVESTMENTS (39.2%)
COMMERCIAL PAPER-FOREIGN (1.2%)
    20,000,000    Caisse D'Amortissement, 4.659% (y) due 12/03/99
                    (s)............................................                     19,914,133
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                      SECURITY DESCRIPTION                      VALUE
---------------   -------------------------------------------------  ---------------
REPURCHASE AGREEMENTS (38.0%)
$  202,197,000    Goldman Sachs Repurchase Agreement, 5.180% dated
                    10/29/99
                    due 11/01/99, proceeds $202,284,282
                    (collateralized by $109,780,000 U.S. Treasury
                    Notes, 5.125% through 6.625% due 08/31/00
                    through 05/15/07, valued at $112,816,693;
                    $71,534,000 U.S. Treasury Bond, 9.125% due
                    05/15/18, valued at $93,444,738) (s)...........  $  202,197,000
   202,197,000    State Street Bank and Trust Repurchase Agreement,
                    5.180% dated 10/29/99 due 11/01/99, proceeds
                    $202,284,282 (collateralized by $202,705,000
                    U.S. Treasury Note, 5.750% due 06/30/01, valued
                    at 206,252,338) (s)............................     202,197,000
   202,197,000    Westdeutsche Landesbank Repurchase Agreement,
                    5.210% dated 10/29/99 due 11/01/99, proceeds
                    $202,284,787 (collateralized by $100,015,616
                    FNMA, 5.766% due 05/01/36, valued at
                    $78,737,490; $123,401,000 U.S. Treasury Notes,
                    5.500% through 6.500% due 02/15/00 through
                    05/31/02, valued at $127,503,810) (s)..........     202,197,000
                                                                     --------------
                                                                        606,591,000
                                                                     --------------
                      TOTAL SHORT-TERM INVESTMENTS (COST
                        $626,505,133)..............................     626,505,133
                                                                     --------------
                  TOTAL INVESTMENTS (COST $2,135,933,186)
                    (132.1%).......................................   2,111,422,928
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-32.1%)...    (513,301,249)
                                                                     --------------
                  NET ASSETS (100.0%)..............................  $1,598,121,679
                                                                     ==============

------------------------------
Note: Based on the cost of the investments of $2,137,544,894 for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $5,357,001 and $31,478,967, respectively, resulting in net unrealized depreciation of $26,121,966.
(f) Fair valued security. Approximately 1% of the market value of the securities have been valued at fair value. (See Note 1a).
(s) Security is fully or partially segregated with custodian as collateral for TBA and when issued securities or futures contracts or with broker as initial margin for futures contracts. $747,155,320 of the market value has been segregated.
(v) Rate shown reflects current rate on variable or floating rate instrument or investment with step coupon rate.
(y) Yield to maturity.
TRIANGLE Defaulted security.
Abbreviations used in the schedule of investments are as follows:
144A - Securities restricted for resale to Qualified Institutional Buyers.
AD - Accretion Directed
C - Capitalization.
CSTR - Collateral Strip Rate.
FNMA - Federal National Mortgage Association.
IAB - Interest in Arrears Bond.
MOPPRS - Mandatory Par Put Remarketed Security.
MTN - Medium Term Note.
NMB - New Money Bonds.
NR - Not Rated.
PDI - Past Due Interest.
PO - Principal Only.
REMIC - Real Estate Mortgage Investment Conduit.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,529,342,186 )        $1,504,831,928
Repurchase Agreements (Cost $606,591,000)             606,591,000
Cash                                                        5,957
Receivable for Investments Sold                        61,580,272
Interest Receivable                                    12,807,146
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    1,664,897
Prepaid Trustees' Fees                                      7,774
Prepaid Administration Fee                                    552
Prepaid Expenses and Other Assets                           7,017
                                                   --------------
    Total Assets                                    2,187,496,543
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     587,419,311
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                      783,205
Variation Margin Payable                                  621,587
Advisory Fee Payable                                      398,629
Administrative Services Fee Payable                        33,413
Fund Services Fee Payable                                     880
Accrued Expenses                                          117,839
                                                   --------------
    Total Liabilities                                 589,374,864
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,598,121,679
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $94,258,053
Dividend Income (Net of Foreign Withholding Tax
  of $11,448 )                                                     2,131,247
                                                                 -----------
    Investment Income                                             96,389,300
EXPENSES
Advisory Fee                                       $  4,514,768
Administrative Services Fee                             390,355
Custodian Fees and Expenses                             374,012
Professional Fees and Expenses                           47,555
Fund Services Fee                                        30,562
Administration Fee                                       19,016
Trustees' Fees and Expenses                              14,761
Miscellaneous                                            13,116
                                                   ------------
    Total Expenses                                                 5,404,145
                                                                 -----------
NET INVESTMENT INCOME                                             90,985,155
NET REALIZED GAIN (LOSS) ON
  Investments Transactions                          (43,285,695)
  Futures Contracts                                   2,420,893
  Foreign Currency Contracts and Transactions           850,200
                                                   ------------
    Net Realized Loss                                            (40,014,602)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (47,169,243)
  Futures Contracts                                    (982,598)
  Foreign Currency Contracts and Translations           (66,067)
                                                   ------------
    Net Change in Unrealized Depreciation                        (48,217,908)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 2,752,645
                                                                 ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    90,985,155   $    76,630,594
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions      (40,014,602)       14,578,678
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations          (48,217,908)        5,171,549
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         2,752,645        96,380,821
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          936,203,363       542,769,830
Withdrawals                                           (688,024,126)     (373,515,793)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          248,179,237       169,254,037
                                                   ---------------   ---------------
    Total Increase in Net Assets                       250,931,882       265,634,858
NET ASSETS
Beginning of Fiscal Year                             1,347,189,797     1,081,554,939
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,598,121,679   $ 1,347,189,797
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                      0.36%   0.36%   0.37%   0.37%   0.39%
  Net Investment Income                             6.05%   6.42%   6.70%   6.38%   6.68%
Portfolio Turnover                                   465%    115%     93%    186%    293%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. The portfolio commenced operations on July 12, 1993.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when the net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the protfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended
      October 31, 1999, this fee amounted to $4,514,768.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $19,016.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $390,355.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $30,562 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,800.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999, were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------  --------------
U.S. Government and Agency Obligations...........  $5,620,086,179  $5,473,121,558
Corporate and Collateralized Obligations.........     999,560,042     861,040,812
                                                   --------------  --------------
                                                   $6,619,646,221  $6,334,162,370
                                                   ==============  ==============

      At October 31, 1999, the portfolio had open forward foreign currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      10/31/99    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
Euro 67,158,000, expiring 11/02/99...............  $71,388,954  $70,605,749  $    (783,205)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
---------------                                    -----------
Euro 67,158,000, expiring 11/02/99...............  $72,270,646  $70,605,749  $   1,664,897
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     881,692
                                                                             =============

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   Open futures contracts at October 31, 1999 are summarized as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG   (DEPRECIATION)  OF CONTRACTS
                                                   ---------------  --------------  ------------
U.S. Five-Year Treasury Note, expiring December
 1999............................................             739   $    (353,837)  $79,777,363
                                                   ==============   =============   ===========
                                                   CONTRACTS SHORT
                                                   ---------------
U.S. Ten-Year Treasury Note, expiring December
 1999............................................              97   $      91,113   $10,642,719
U.S. Ten-Year Treasury Note, expiring
 March 2000......................................              37         (17,995)    3,623,688
U.S. Treasury Long Bond, expiring December
 1999............................................             673        (375,632)   76,448,594
                                                   --------------   -------------   -----------
Totals...........................................             807   $    (302,514)  $90,715,001
                                                   ==============   =============   ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "portfolio") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

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